INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Tables)	9 Months Ended
Sep. 30, 2017
Interests In Other Entities [Abstract]
Disclosure of Associates

	Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2016	$7.4	$49.2	$—	$56.6
Currency translation adjustment	(0.3)	—	—	(0.3)
Share of net earnings (loss), net of income taxes	(0.8)	9.0	(2.1)	6.1
Share of net loss recorded as provision	—	—	2.1	2.1
Share of dividends received	—	(11.3)	—	(11.3)
Disposal[3]	(0.6)	—	—	(0.6)
Balance, December 31, 2016	5.7	46.9	—	52.6
Purchase of additional shares of associate[4]	7.4	—	—	7.4
Currency translation adjustment	1.4	—	—	1.4
Share of net earnings (loss), net of income taxes	(1.1)	11.3	—	10.2
Share of dividends received	—	(2.1)	—	(2.1)
Acquisition of control over associate[5]	(4.8)	—	—	(4.8)
Balance, September 30, 2017	$8.6	$56.1	$—	$64.7

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
On March 16, 2016, the Company disposed of its 41% ownership interest in Galane Gold Ltd. ("Galane") which had a carrying amount of $0.6 million on the date of disposal for cash proceeds of $0.2 million. The resulting loss of $0.4 million, net of transaction costs, was recognized in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 25).

4
Associates include INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada, and Merrex prior to February 28, 2017 (note 4). The Company's ownership interest in INV Metals as at September 30, 2017 was 35.6% (December 31, 2016 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

5
On February 28, 2017, Merrex became a 100% subsidiary of the Company (note 4). As a result, the Company accounted for Merrex under the consolidation method as at February 28, 2017. The Company previously accounted for Merrex as an associate, using the equity method.

Disclosure of joint ventures

	Associates[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2016	$7.4	$49.2	$—	$56.6
Currency translation adjustment	(0.3)	—	—	(0.3)
Share of net earnings (loss), net of income taxes	(0.8)	9.0	(2.1)	6.1
Share of net loss recorded as provision	—	—	2.1	2.1
Share of dividends received	—	(11.3)	—	(11.3)
Disposal[3]	(0.6)	—	—	(0.6)
Balance, December 31, 2016	5.7	46.9	—	52.6
Purchase of additional shares of associate[4]	7.4	—	—	7.4
Currency translation adjustment	1.4	—	—	1.4
Share of net earnings (loss), net of income taxes	(1.1)	11.3	—	10.2
Share of dividends received	—	(2.1)	—	(2.1)
Acquisition of control over associate[5]	(4.8)	—	—	(4.8)
Balance, September 30, 2017	$8.6	$56.1	$—	$64.7

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
On March 16, 2016, the Company disposed of its 41% ownership interest in Galane Gold Ltd. ("Galane") which had a carrying amount of $0.6 million on the date of disposal for cash proceeds of $0.2 million. The resulting loss of $0.4 million, net of transaction costs, was recognized in Interest income and derivatives and other investment gains in the Consolidated statements of earnings (note 25).

4
Associates include INV Metals Inc. ("INV Metals"), a publicly traded company incorporated in Canada, and Merrex prior to February 28, 2017 (note 4). The Company's ownership interest in INV Metals as at September 30, 2017 was 35.6% (December 31, 2016 - 35.6%). On March 2, 2017, the Company participated in INV Metals' common shares public equity offering and acquired an additional 9.8 million common shares of INV Metals at a price of C$1.00 per share for an aggregate amount of $7.4 million (C$9.8 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

5
On February 28, 2017, Merrex became a 100% subsidiary of the Company (note 4). As a result, the Company accounted for Merrex under the consolidation method as at February 28, 2017. The Company previously accounted for Merrex as an associate, using the equity method.